Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued research and development expense	$ 1,414	$ 720
Accrued professional expenses	362	701
Accrued compensation and benefit costs	1,040	1,687
Payroll tax payable	651	384
Income taxes payable	0	243
Other liabilities	440	413
Total accrued expenses and other liabilities	$ 3,907	$ 4,148